SUMMARY OF IMPACT ON TRANSITION OF IFRS 16 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2019
Changes In Accounting Policies And Disclosures
Right-of-use assets			¥ 17,266
Lease liability	¥ (328)	¥ (13,404)	(19,380)
Retained earnings			¥ 2,114